Leases (Tables)	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Summary of Leases Recognized in Balance Sheet

	December 31,	December 31,
(in U.S. dollars)	2023	2022

Right-of-use assets - Buildings	$4,484,521	$4,915,035

Lease liabilities
Current	$345,933	$353,378
Non-current	4,479,627	4,825,560
Total	$4,825,560	$5,178,938

Summary of Lease Amounts Recognized in Profit or Loss and Other Comprehensive Income

	Twelve Months Ended December 31,	Six Months Ended December 31,	Twelve Months Ended June 30,	Twelve Months Ended June 30,
(in U.S. dollars)	2023	2022	2022	2021

Depreciation of right-of-use assets - Buildings	$430,514	$215,257	$430,514	$189,265
Interest expense	$212,354	$111,593	$233,229	$92,189